INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Total	$ 2,997	$ 2,948
Brazilian Regulated Gas Transmission Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	2,949	2,903
U.K. Regulated Distribution Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	$ 48	$ 45